Subordinated Debentures	12 Months Ended
Dec. 31, 2021
Brokers and Dealers [Abstract]
Subordinated Debentures
NOTE 12 - SUBORDINATED DEBENTURES
On November 30, 2021, the Company entered into a Subordinated Note Purchase Agreement pursuant to which the Company sold and issued $75,000 aggregate principal amount of its 3.25% Fixed-to-Floating Rate Subordinated Notes due 2031. The Notes have a stated maturity of
December 31, 2031
.
The Notes will initially bear interest at a fixed rate of 3.25% per annum, from and including November 30, 2021, to but excluding December 1, 2026, with interest payable semi-annually in arrears. From and including December 1, 2026, to but excluding the stated maturity date or early redemption date, the interest rate will reset quarterly to an annual floating rate equal to the then-current benchmark rate, which will initially be the three-month Secured Overnight Financing Rate (SOFR) plus 219 basis points, with interest during such period payable quarterly in arrears. If three-month SOFR cannot be determined during the applicable floating rate period, a different index will be determined and used in accordance with the terms of the Notes and underlying
Indenture.
Prior to
December 1, 2026, the Company may redeem the Notes, in whole but not in part, only under certain limited circumstances as set forth in the Indenture. On or after December 1, 2026, the Company may, at its option, redeem the Notes, in whole or in part, on any interest payment date, subject to the receipt of any required regulatory approvals. Any redemption by the Company would be at a redemption price equal to 100% of the principal amount of the Notes to be redeemed plus accrued and unpaid interest to but excluding the date of redemption.
Trusts formed by the Company
in March of 2002 and March of 2003 issued floating rate trust preferred securities, in the amounts of $5,000 and $7,500, respectively, through special purpose entities as part of pooled offerings of such securities. The Company issued subordinated debentures to the trusts in exchange for the proceeds of the offerings, which debentures represent the sole assets of the trusts. The Company may redeem the subordinated debentures, in whole but not in part, at face value. In March 2007, the Company elected to redeem and refinance the $5,000 floating rate subordinated debenture. The refinancing was done at face value and resulted in a 2.00% reduction in the floating rate. The new subordinated debenture has a 30-year maturity and is redeemable, in whole or in part, anytime without penalty. The replacement subordinated debenture does not have any deferred issuance cost associated with it. At December 31, 2021, the interest rate on the $7,500 debenture was 3.28% and the interest rate on the $5,000 debenture was 1.72%. Both debentures are indexed to the 3-month LIBOR.
Additionally, the Company formed an additional trust in September of 2004 that issued $12,500 of 6.05% fixed rate trust preferred securities for five years, then becoming floating rate trust preferred securities, through a special purpose entity as part of a pooled offering of such securities. The Company issued subordinated debentures to the trusts in exchange for the proceeds of the offerings, which debentures represent the sole assets of the trusts. The Company may redeem the subordinated debentures at face value without penalty. At December 31, 2021, the interest rate on the $12,500 subordinated debenture was 2.37%. The debenture is indexed to the 3-month LIBOR
.
Finally, the Company acquired two additional trust preferred securities as part of its acquisition of Futura Banc Corp (Futura) in December 2007. Futura TPF Trust I and Futura TPF Trust II were formed in June of 2005 in the amounts of $2,500 and $1,927, respectively. Futura had issued subordinated debentures to the trusts in exchange for ownership of all of the common security of the trusts and the proceeds of the preferred securities sold by the trusts. The Company may redeem the subordinated debentures, in whole or in part, in a principal amount with integral multiples of $1,000, at 100% of the principal amount, plus accrued and unpaid interest. The subordinated debentures mature on June 15, 2035. The subordinated debentures are also redeemable in whole or in part from time to time, upon the occurrence of specific events defined within the trust indenture. At December 31, 2021, the interest rate on the $2,500 subordinated debenture was variable at 1.78%. The debenture is indexed to the 3-month LIBOR In June 2010, the rate on the $1,927 subordinated debenture switched from a fixed rate to a floating rate. At December 31, 2021, the interest rate on the $1,927 subordinated debenture was 1.78%. The debenture is indexed to the 3-month LIBOR.
Subordinated debentures in the amount of $102,813 will mature 5 years and thereafter.